Stock-based Compensation - Additional Information (Detail) - USD ($)	1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	May 28, 2020	Feb. 29, 2020	Mar. 31, 2019	Dec. 31, 2016	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Nov. 21, 2019	Dec. 31, 2017	Sep. 20, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 12, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense	$ 20,900,000					$ 20,900,000		$ 20,900,000		$ 1,300,000
Unrecognized stock-based compensation weighted-average period								1 year 10 months 24 days		2 years 4 months 24 days
Weighted average fair value per share								$ 3.97		$ 1.71
Aggregate intrinsic value of options outstanding	303,100,000					303,100,000		$ 303,100,000		$ 39,900,000	$ 2,300,000
Aggregate intrinsic value of options exercisable	$ 167,500,000					$ 167,500,000		$ 167,500,000		16,900,000	1,100,000
Aggregate intrinsic value of options exercised										$ 200,000
Granted, Shares								2,214,276
Unvested units outstanding	2,488,402					2,488,402		2,488,402		408,000
Weighted average fair value per share								$ 11.28
Units fully vested								133,334
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense						$ 600,000	$ 700,000	$ 1,200,000	$ 1,500,000	$ 2,600,000	1,000,000
Unrecognized stock-based compensation expense	$ 4,700,000					4,700,000		$ 4,700,000		$ 5,200,000	$ 1,900,000
Unrecognized stock-based compensation weighted-average period								2 years 8 months 12 days		2 years 7 months 6 days	1 year 8 months 12 days
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense						3,300,000	$ 0	$ 3,300,000	$ 0	$ 100,000	$ 100,000
Granted, Shares					100,000
Unvested units outstanding										100,000
Award acceleration period								12 months
RSUs | Service Periods Vest Ranging from 12 to 48 Months
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense										$ 1,300,000
Granted, Shares				308,000
Unvested units outstanding										308,000
Weighted average fair value per share				$ 4.21
RSUs | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense						500,000		$ 500,000
Granted, Shares			367,782
RSUs | IPO | Service Periods Vest Ranging from 12 to 48 Months
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units fully vested	510,278
RSUs | Maximum | IPO | Service Periods Vest Ranging from 12 to 48 Months
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Continuous service period										36 months
RSUs | Minimum | IPO | Service Periods Vest Ranging from 12 to 48 Months
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Continuous service period										12 months
RSAs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future issuance															4,751,874	4,751,874
Stock-based compensation expense						200,000		200,000			$ 100,000
Unrecognized stock-based compensation expense	$ 0					$ 0		$ 0		$ 200,000
Unvested units outstanding										272,868	309,640		444,258
Units fully vested										4,479,006
Unvested units subject to repurchase										272,868
2020 Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future issuance	3,093,498					3,093,498		3,093,498
2020 Incentive Award Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance		3,019,108
Percentage annual increase in shares available for issuance as award in each year beginning		4.00%
2014 Equity Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance												17,463,460		12,463,460
Shares available for future issuance										5,129,078
Stock options granted, expire period										10 years
Stock options granted, vest period										4 years
Stock options granted, rate of vesting										25.00%
2014 Equity Incentive Award Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance																	3,207,462